SCHEDULE OF RECONCILIATION OF MOVEMENTS IN PROPERTY, PLANT AND EQUIPMENT BY ASSET CATEGORY (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Opening gross carrying amount	$ 457,178	$ 42,285
Additions during year	63,926	594,693
Disposals during year
Depreciation expense	(214,929)	(179,800)
Total net property, plant and equipment	306,175	457,178
Laboratory Equipment [Member]
IfrsStatementLineItems [Line Items]
Opening gross carrying amount	412,889	20,851
Additions during year	14,747	557,655
Disposals during year
Depreciation expense	(196,632)	(165,617)
Total net property, plant and equipment	231,004	412,889
Computer Equipment [Member]
IfrsStatementLineItems [Line Items]
Opening gross carrying amount	34,917	21,434
Additions during year	40,965	26,543
Disposals during year
Depreciation expense	(13,251)	(13,060)
Total net property, plant and equipment	62,631	34,917
Office equipment [member]
IfrsStatementLineItems [Line Items]
Opening gross carrying amount	9,372
Additions during year	8,214	10,495
Disposals during year
Depreciation expense	(5,046)	(1,123)
Total net property, plant and equipment	$ 12,540	$ 9,372